Stock Split - Additional Information (Detail)		9 Months Ended
	Jun. 14, 2019	Sep. 30, 2019
Stock split conversion ratio	1.2987
Stock split ratio, description		One-for-1.2987
Subsequent Event
Stock split conversion ratio	1.2987
Stock split ratio, description	One-for-1.2987